Employee Benefit Plan, Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP 053
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Plan has evaluated subsequent events through the date the financial statements were issued. Effective January 1, 2026, the Plan will add Roth Contributions and implemented changes to catch-up contributions to comply with the SECURE 2.0 Act.